FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis
The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2013:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2013	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series B	$362,452	$-	$-	$362,452
Warrant liability - 2012 placement agent	362,633	-	-	362,633
Warrant liability - 2012 Series A&B	16,703,984			16,703,984
Warrant liability - 2013 placement agent	98,080	-	-	98,080
Warrant liability - 2013 Series D&E	18,337,732	-	-	18,337,732

Total	$35,864,881	$-	$-	$35,864,881

The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series B	$898,722	$-	$-	$898,722
Debenture conversion feature - 2012	7,548,500	-	-	7,548,500
Warrant liability - 2012 placement agent	542,530	-	-	542,530
Warrant liability - 2012 Series A&B	12,430,524	-	-	12,430,524

Total	$21,420,276	$-	$-	$21,420,276

Summary of Changes in Fair Value of Liabilities
The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at December 31, 2013:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

		2013 Series	2012 Series
		D&E and	A&B and		Debenture
	Total Warrant	Placement	Placement		Conversion
	Liability	Agent	Agent	2010 Series B	Feature

Balance at January 1, 2012	$3,705,472			$3,705,472
Purchase, sales and settlements:
Warrants and other derivatives issued	20,521,554		12,973,054		7,548,500
Total gains or losses:
Unrealized depreciation	(2,806,750)			(2,806,750)
Balance at January 1, 2013	$21,420,276	$-	$12,973,054	$898,722	$7,548,500
Purchase, sales and settlements:
Warrants and other derivatives issued	15,681,151	15,681,151
Settlement of derivatives	(5,403,000)				(5,403,000)
Total gains or losses:
Unrealized depreciation	4,166,454	2,754,662	4,093,562	(536,270)	(2,145,500)
Balance at December 31, 2013	$35,864,881	$18,435,813	$17,066,616	$362,452	$-

Value per Warrant	$0.75	$0.61	$1.02	$0.39

Schedule of Derivative Liabilities at Fair Value
 Significant assumptions used at December 31, 2013 and 2012 for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:
	December 31, 2013	December 31, 2012

Volatility	108%	200%
Risk-free interest rate	2.08%	1.05%